Note 8 - Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Disclosure Text Block [Abstract]
Subsequent Events
Note 8 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that the following subsequent events were required to be disclosed::

From July 1, 2013 to August 1, 2013 the Company issued 46,000 shares of its common stock at $0.50 per share, or $23,000, to five (5) individuals.

On July 15, the Company entered into a Conversion and Release Agreement, whereby the Company issued 32,500 shares of its Common Stock in exchange for the cancellation of $16,250 in Notes Payable, including $15,000 in principal plus all accrued interest, or $0.50 per share.

On July 15, 2013 the Company entered into a Contribution Agreement with an individual to provide marketing services for a period of one (1) year for from the date of signing in exchange for 111,000 shares of the Company’s common stock. These shares are unvested and forfeitable.

Note 8 – Subsequent Events

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there was a reportable subsequent event to be disclosed.

From June 15, 2013 to July 1, 2013, the Company issued 20,000 shares of its Common Stock at $0.50 per share, or $10,000, to two individuals.